Share Capital (Narrative) (Details)							1 Months Ended				12 Months Ended
	Jul. 15, 2020 CAD ($) $ / shares shares	Oct. 10, 2019 CAD ($) $ / shares shares	Oct. 09, 2018 CAD ($) shares	Aug. 01, 2018 shares	Aug. 01, 2018 $ / shares	Jul. 10, 2018 CAD ($) $ / shares	Oct. 28, 2020 CAD ($) shares	Aug. 18, 2020 CAD ($) shares	Jan. 17, 2019 CAD ($) $ / shares shares	Jul. 31, 2018 shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) Share shares $ / shares	Dec. 31, 2017 $ / shares
Share capital [Line Items]
Number of shares issued | shares											33,523,307
Exercise price of warrants granted | $ / shares											$ 0.36		$ 0.95
Gain on debt settlement											$ 800	$ 107,395
Weighted average exercise price of share options granted | $ / shares													$ 0.43
Stock-based compensation											$ 3,397	$ 26,275	$ 326,367
Weighted average exercise price of share options outstanding | $ / shares											$ 0.51	$ 0.51	$ 0.79	$ 2.04
Finder's fee													$ 97,440
Number of share options granted | shares													1,110,000
Private Placement [Member]
Share capital [Line Items]
Number of units issued | shares	3,649,110
Units issued price per unit | $ / shares	$ 0.18
Gross proceeds from issuance of units	$ 656,840
Exercise price of warrants granted | $ / shares	$ 0.36
Minimum closing price of shares | $ / shares	$ 0.45
Number of consecutive trading days	10 days
YOFOTO (China) Health Industry Co. Ltd. [Member] | Definitive Licensing And Collaborative Agreement [Member] | Replicel [Member]
Share capital [Line Items]
Milestone payments						$ 4,750,000
Royalty expense						$ 7,000,000
YOFOTO (China) Health Industry Co. Ltd. [Member] | Private Placement [Member] | Definitive Licensing And Collaborative Agreement [Member] | Replicel [Member]
Share capital [Line Items]
Number of shares subject to put option | shares			1,785,967
Share price | $ / shares						$ 0.95
License period						15 years
Amount invested in private placement			$ 5,090,005			$ 5,090,005
Warrant exercise price | $ / shares						$ 0.95
Percentage of warrant coverage						20.00%
Warrant exercisable period						2 years
Ownership description of shares			19.9%			over 19.9%
Finder's fee						$ 97,441
Certain creditors ("Creditors") [Member] | Settlement Agreements [Member]
Share capital [Line Items]
Number of shares issued to creditors | shares		751,318							735,904
Amount of debt settlement		$ 210,369							$ 349,555
Share price | $ / shares		$ 0.280							$ 0.475
Gain on debt settlement		$ 15,027							$ 92,368
Directors or officers [Member] | Settlement Agreements [Member]
Share capital [Line Items]
Amount of debt settlement		$ 210,369							$ 277,719
Directors, officers, consultants and employees [Member]
Share capital [Line Items]
Number of share options granted | shares				50,000						1,060,000
August 2020 Debt Settlement [Member]
Share capital [Line Items]
Number of shares issued to creditors | shares								1,426,491
Amount of debt settlement								$ 256,769
August 2020 Debt Settlement [Member] | Directors or officers [Member]
Share capital [Line Items]
Amount of debt settlement								$ 204,769
October 2020 Debt Settlement [Member] | Certain creditors ("Creditors") [Member]
Share capital [Line Items]
Number of shares issued to creditors | shares							160,000
Amount of debt settlement							$ 28,800
Gain on debt settlement							$ 800
Stock Option Plan [Member]
Share capital [Line Items]
Description of stock option plan											On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.
Contractual life of share options granted					5 years
Weighted average exercise price of share options granted | $ / shares					$ 0.43
Stock-based compensation											$ 3,397	$ 26,275	$ 326,367
Weighted average remaining contractual life of outstanding share options											2 years
Unrecognized stock based compensation												$ 3,409	$ 31,285
Stock Option Plan [Member] | Bottom of range [Member]
Share capital [Line Items]
Weighted average exercise price of share options outstanding | $ / shares											$ 0.43
Stock Option Plan [Member] | Top of range [Member]
Share capital [Line Items]
Weighted average exercise price of share options outstanding | $ / shares											$ 8.50
Vest immediately
Share capital [Line Items]
Number of share options vested | Share													910,000
Vest in equal amounts each calendar quarter over the next 24 months
Share capital [Line Items]
Number of share options vested | Share													200,000